Average Annual Total Returns - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura Asset Strategy Fund | MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Nomura Asset Strategy Fund | MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%	12.28%
Nomura Asset Strategy Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		9.92%	7.35%	7.61%
Nomura Asset Strategy Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	4.73%	5.53%
Nomura Asset Strategy Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	5.08%	5.50%
Nomura Asset Strategy Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	7.75%	7.57%
Nomura Asset Strategy Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		16.90%	8.90%	8.53%
Nomura Asset Strategy Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		16.98%	9.01%	8.66%
Nomura Asset Strategy Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		16.31%	8.31%	7.92%
Nomura Asset Strategy Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		16.63%	8.64%	8.28%
Nomura Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Nomura Balanced Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Nomura Balanced Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	6.67%	7.79%
Nomura Balanced Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.50%	4.67%	5.93%
Nomura Balanced Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	4.74%	5.75%
Nomura Balanced Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	7.10%	7.78%
Nomura Balanced Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		12.03%	8.19%	8.69%
Nomura Balanced Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		12.11%	8.30%	8.83%
Nomura Balanced Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		11.44%	7.62%	8.08%
Nomura Balanced Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		11.70%	7.93%	8.43%
Nomura Core Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Nomura Core Equity Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		8.70%	12.47%	13.07%
Nomura Core Equity Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	9.20%	10.44%
Nomura Core Equity Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.52%	9.29%	10.08%
Nomura Core Equity Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		13.59%	12.93%	13.00%
Nomura Core Equity Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		15.64%	14.09%	14.01%
Nomura Core Equity Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		15.73%	14.18%	14.13%
Nomura Core Equity Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	13.48%	13.36%
Nomura Core Equity Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		15.35%	13.86%	13.90%
Nomura Global Growth Fund | MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Nomura Global Growth Fund | MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%	12.28%
Nomura Global Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	8.48%	9.87%
Nomura Global Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	4.91%	7.42%
Nomura Global Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.09%	5.83%	7.41%
Nomura Global Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		15.97%	8.86%	9.78%
Nomura Global Growth Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		18.16%	10.03%	10.82%
Nomura Global Growth Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		18.28%	10.13%	10.96%
Nomura Global Growth Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		17.57%	9.45%	10.20%
Nomura Global Growth Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		17.84%	9.77%	10.54%
Nomura International Core Equity Fund | MSCI ACWI (All Country World Index) ex USA (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Nomura International Core Equity Fund | MSCI ACWI (All Country World Index) ex USA (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.11%	8.46%	8.95%
Nomura International Core Equity Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		16.85%	6.41%	5.86%
Nomura International Core Equity Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.02%	5.54%	5.01%
Nomura International Core Equity Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.28%	4.96%	4.51%
Nomura International Core Equity Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		22.02%	6.90%	5.90%
Nomura International Core Equity Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		24.32%	8.02%	6.86%
Nomura International Core Equity Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		24.45%	8.08%	6.92%
Nomura International Core Equity Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		23.70%	7.39%	6.19%
Nomura International Core Equity Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		23.98%	7.71%	6.53%
Nomura Large Cap Growth Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Nomura Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.56%	15.32%	18.13%
Nomura Large Cap Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		2.58%	10.73%	14.75%
Nomura Large Cap Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.69%	8.92%	12.73%
Nomura Large Cap Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	8.08%	11.66%
Nomura Large Cap Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	11.17%	14.71%
Nomura Large Cap Growth Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		9.12%	12.36%	15.75%
Nomura Large Cap Growth Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		9.20%	12.41%	15.83%
Nomura Large Cap Growth Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		8.57%	11.72%	15.05%
Nomura Large Cap Growth Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	12.05%	15.45%
Nomura Mid Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Nomura Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.66%	6.65%	12.49%
Nomura Mid Cap Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(4.96%)	(1.20%)	10.00%
Nomura Mid Cap Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.19%)	(3.36%)	7.88%
Nomura Mid Cap Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.30%)	(0.94%)	7.96%
Nomura Mid Cap Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		(0.76%)	(0.78%)	9.99%
Nomura Mid Cap Growth Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		1.12%	0.27%	11.00%
Nomura Mid Cap Growth Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		1.24%	0.32%	11.07%
Nomura Mid Cap Growth Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		0.59%	(0.32%)	10.31%
Nomura Mid Cap Growth Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		0.84%	(0.02%)	10.67%
Nomura Mid Cap Income Opportunities Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Nomura Mid Cap Income Opportunities Fund | Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.60%	8.67%	11.01%
Nomura Mid Cap Income Opportunities Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		1.97%	6.84%	9.51%
Nomura Mid Cap Income Opportunities Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.29%)	4.99%	8.29%
Nomura Mid Cap Income Opportunities Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.41%	5.20%	7.62%
Nomura Mid Cap Income Opportunities Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	7.29%	9.51%
Nomura Mid Cap Income Opportunities Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		8.45%	8.43%	10.51%
Nomura Mid Cap Income Opportunities Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		8.60%	8.49%	10.58%
Nomura Mid Cap Income Opportunities Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	7.80%	9.81%
Nomura Mid Cap Income Opportunities Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	8.11%	10.16%
Nomura Smid Cap Core Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.15%	13.15%	14.29%
Nomura Smid Cap Core Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	7.26%	10.40%
Nomura Smid Cap Core Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	7.04%	9.28%
Nomura Smid Cap Core Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	4.53%	7.37%
Nomura Smid Cap Core Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	4.77%	6.93%
Nomura Smid Cap Core Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	7.52%	9.30%
Nomura Smid Cap Core Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	8.66%	10.34%
Nomura Smid Cap Core Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		9.07%	8.72%	10.41%
Nomura Smid Cap Core Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		8.37%	8.03%	9.65%
Nomura Smid Cap Core Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		8.63%	8.33%	9.98%
Nomura Small Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Nomura Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	13.01%	3.18%	9.57%
Nomura Small Cap Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	0.83%	9.16%
Nomura Small Cap Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	(2.29%)	6.26%
Nomura Small Cap Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	0.29%	6.94%
Nomura Small Cap Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		11.61%	1.24%	9.17%
Nomura Small Cap Growth Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		13.83%	2.32%	10.16%
Nomura Small Cap Growth Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	2.38%	10.24%
Nomura Small Cap Growth Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		13.25%	1.73%	9.49%
Nomura Small Cap Growth Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	2.03%	9.84%
Nomura Systematic Emerging Markets Equity Fund | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
Nomura Systematic Emerging Markets Equity Fund | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		34.36%	4.67%	8.86%
Nomura Systematic Emerging Markets Equity Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		19.29%	(0.28%)	7.49%
Nomura Systematic Emerging Markets Equity Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	(1.25%)	6.89%
Nomura Systematic Emerging Markets Equity Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.04%	(0.04%)	6.16%
Nomura Systematic Emerging Markets Equity Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		24.60%	0.19%	7.51%
Nomura Systematic Emerging Markets Equity Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		26.93%	1.23%	8.52%
Nomura Systematic Emerging Markets Equity Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		27.13%	1.33%	8.60%
Nomura Systematic Emerging Markets Equity Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		26.31%	0.66%	7.85%
Nomura Systematic Emerging Markets Equity Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		26.59%	0.92%	8.18%
Nomura Climate Solutions Fund | MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Nomura Climate Solutions Fund | MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%	12.28%
Nomura Climate Solutions Fund | MSCI ACWI Investable Market Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.06%	10.75%	11.45%
Nomura Climate Solutions Fund | MSCI ACWI Investable Market Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.60%	11.26%	11.99%
Nomura Climate Solutions Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		15.57%	16.68%	0.54%
Nomura Climate Solutions Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.31%	16.24%	0.30%
Nomura Climate Solutions Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.40%	13.46%	0.37%
Nomura Climate Solutions Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		20.69%	17.22%	0.58%
Nomura Climate Solutions Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		22.83%	18.43%	1.47%
Nomura Climate Solutions Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		23.03%	18.53%	1.56%
Nomura Climate Solutions Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		22.32%	17.74%	0.84%
Nomura Climate Solutions Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		22.57%	18.06%	1.17%
Nomura Natural Resources Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Nomura Natural Resources Fund | S&P Global Natural Resources Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		28.86%	10.60%	10.38%
Nomura Natural Resources Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		30.06%	14.20%	6.08%
Nomura Natural Resources Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.06%	13.48%	5.66%
Nomura Natural Resources Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.80%	11.18%	4.72%
Nomura Natural Resources Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		36.00%	14.73%	6.14%
Nomura Natural Resources Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		38.26%	15.98%	7.20%
Nomura Natural Resources Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		38.52%	16.10%	7.35%
Nomura Natural Resources Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		37.64%	15.37%	6.61%
Nomura Natural Resources Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		37.93%	15.69%	6.94%
Nomura Real Estate Securities Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Nomura Real Estate Securities Fund | FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	6.63%	5.70%
Nomura Real Estate Securities Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		0.49%	4.98%	4.68%
Nomura Real Estate Securities Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.56%)	0.58%	1.39%
Nomura Real Estate Securities Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	3.27%	3.05%
Nomura Real Estate Securities Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	5.36%	4.62%
Nomura Real Estate Securities Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	6.53%	5.65%
Nomura Real Estate Securities Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	6.65%	5.79%
Nomura Real Estate Securities Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	5.95%	5.04%
Nomura Real Estate Securities Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		6.63%	6.26%	5.40%
Nomura Science and Technology Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Nomura Science and Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		27.82%	18.02%	22.54%
Nomura Science and Technology Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		26.10%	12.70%	16.89%
Nomura Science and Technology Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.42%	7.46%	13.13%
Nomura Science and Technology Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.75%	8.60%	13.00%
Nomura Science and Technology Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		31.78%	13.13%	16.86%
Nomura Science and Technology Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		34.15%	14.30%	17.86%
Nomura Science and Technology Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		34.22%	14.42%	18.00%
Nomura Science and Technology Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		33.46%	13.69%	17.19%
Nomura Science and Technology Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		33.80%	14.04%	17.59%
Nomura Global Bond Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
Nomura Global Bond Fund | Bloomberg Global Aggregate Index, Hedged to USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
Nomura Global Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(0.24%)	(0.55%)	2.47%
Nomura Global Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.73%)	(1.82%)	1.32%
Nomura Global Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.16%)	(0.97%)	1.40%
Nomura Global Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	(0.13%)	2.47%
Nomura Global Bond Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	0.86%	3.34%
Nomura Global Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		4.83%	0.94%	3.38%
Nomura Global Bond Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	0.30%	2.67%
Nomura Global Bond Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	0.61%	3.08%
Nomura High Income Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Nomura High Income Fund | ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	4.50%	6.44%
Nomura High Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		0.96%	2.29%	4.88%
Nomura High Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.61%)	(0.42%)	1.97%
Nomura High Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	0.53%	2.42%
Nomura High Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		3.89%	2.75%	4.90%
Nomura High Income Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		5.93%	3.76%	5.75%
Nomura High Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		6.20%	3.89%	5.90%
Nomura High Income Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	3.21%	5.16%
Nomura High Income Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	3.51%	5.50%

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[3]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[4]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[5]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.